RESTRUCTURING AND OTHER CHARGES - Changes in Restructuring Liability (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Reserve [Roll Forward]
Beginning balance	$ 276	$ 283	$ 283	$ 434	$ 411
Additions	78	46	216	111	450
Payments	(61)	(67)	(222)	(240)	(352)
Foreign exchange and other	(4)	5	(1)	(22)	(75)
Ending balance	$ 289	$ 267	$ 276	$ 283	$ 434